Fortune V Separate Account - Universal VIA Conservative Allocation

SCHEDULE OF INVESTMENTS

At September 30, 2022

	Shares	Value
INVESTMENTS - UNAFFILIATED: 100.00%
Equity Funds: 19.55%
Transamerica Capital Growth I2	16,718	99,139
Transamerica Emerging Markets Opps I2	100,325	693,243
Transamerica Energy Infrastructure I2	250,610	1,623,953
Transamerica Global Alloc Liquid Trust	50	134
Transamerica International Equity I2	69,514	1,054,526
Transamerica International Growth I2	96,973	638,079
Transamerica International Sm Cp Val I2	23,258	245,375
Transamerica International Stock I2	97,243	803,230
Transamerica Large Cap Value I2	179,469	2,085,427
Transamerica Mid Cap Growth I2	5,076	33,301
Transamerica Mid Cap Value I2	60,226	561,912
Transamerica Mid Cap Value Opps I2	42,333	430,526
Transamerica Small Cap Growth I2	52,489	310,211
Transamerica Small Cap Value I2	57,464	340,189
Transamerica Sustainable Equity Inc I2	222,381	1,387,656
Transamerica US Growth I2	96,175	1,956,204

		12,263,105

Fixed Income Funds: 80.60%
Transamerica Bond I2	1,980,191	15,623,706
Transamerica Core Bond I2	112,692	940,462
Transamerica Emerging Markets Debt I2	90,433	725,274
Transamerica Inflation Opps I2	434,890	4,105,366
Transamerica Intermediate Bond I2	2,303,493	19,625,758
Transamerica Short-Term Bond I2	959,108	9,111,529
Transamerica Total Return I2	50,492	427,293

		50,559,388

Total Investments - Unaffiliated (Cost: $69,238,535)		62,822,493

Total Investments (Cost: $69,238,535)		62,822,493

Net Other Assets (Liabilities): -(0.14)%		(95,571)

Net Assets: 100%		62,726,922

INVESTMENT VALUATION:

Valuation Inputs [A]

	Level 1 -	Level 2 -	Level 3 -
	Unadjusted	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Value
ASSETS
Investments
Investments - unaffiliated	$62,822,493	$-	$-	$62,822,493

Total Investments	$62,822,493	$-	$-	$62,822,493

[A]	There were no transfers in or out of Level 3 during the period ended September 30, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Fortune V Separate Account	1	Semi-Annual Report 2022

Fortune V Separate Account - Universal VIA Moderate Allocation

SCHEDULE OF INVESTMENTS
At September 30, 2022

	Shares	Value
INVESTMENTS - UNAFFILIATED: 100.00%
Equity Funds: 34.30%
Transamerica Capital Growth I2	561,364	$3,328,887
Transamerica Emerging Markets Opps I2	873,828	6,038,154
Transamerica Energy Infrastructure I2	1,196,202	7,751,389
Transamerica Global Alloc Liquid Trust	148	400
Transamerica International Equity I2	544,139	8,254,593
Transamerica International Growth I2	1,338,748	8,808,961
Transamerica International Sm Cp Val I2	226,827	2,393,025
Transamerica International Stock I2	345,443	2,853,359
Transamerica Large Cap Value I2	971,700	11,291,154
Transamerica Mid Cap Growth I2	14,995	98,366
Transamerica Mid Cap Value I2	268,314	2,503,374
Transamerica Mid Cap Value Opps I2	159,873	1,625,910
Transamerica Small Cap Growth I2	396,352	2,342,442
Transamerica Small Cap Value I2	321,731	1,904,649
Transamerica Sustainable Equity Inc I2	1,848,169	11,532,573
Transamerica US Growth I2	440,436	8,958,462

		79,685,698

Fixed Income Funds: 65.84%
Transamerica Bond I2	5,868,432	46,301,927
Transamerica Core Bond I2	56,583	472,205
Transamerica Emerging Markets Debt I2	583,540	4,679,988
Transamerica Inflation Opps I2	1,265,447	11,945,816
Transamerica Intermediate Bond I2	7,275,642	61,988,466
Transamerica Short-Term Bond I2	2,289,265	21,748,019
Transamerica Total Return I2	685,662	5,802,487

		152,938,908

Total Investments - Unaffiliated (Cost: $264,853,509)		$232,624,606

Total Investments (Cost: $264,853,509)		$232,624,606

Net Other Assets (Liabilities): -(0.14)%		(322,082)

Net Assets: 100%		$232,302,524

INVESTMENT VALUATION:

Valuation Inputs [A]

	Level 1 -	Level 2 -	Level 3 -
	Unadjusted	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Value
ASSETS
Investments
Investments - unaffiliated	$232,624,606	$-	$-	$232,624,606

Total Investments	$232,624,606	$-	$-	$232,624,606

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

[A]	There were no transfers in or out of Level 3 during the period ended September 30, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Fortune V Separate Account	2	Semi-Annual Report 2022

Fortune V Separate Account - Universal VIA Moderate Growth Allocation

SCHEDULE OF INVESTMENTS

At September 30, 2022

	Shares	Value
INVESTMENTS - UNAFFILIATED: 100.00%
Equity Funds: 70.09%
Transamerica Capital Growth I2	410,308	$2,433,125
Transamerica Emerging Markets Opps I2	447,104	3,089,489
Transamerica Energy Infrastructure I2	339,076	2,197,214
Transamerica Global Alloc Liquid Trust	50	136
Transamerica International Equity I2	265,222	4,023,422
Transamerica International Growth I2	536,490	3,530,105
Transamerica International Sm Cp Val I2	102,596	1,082,389
Transamerica International Stock I2	79,917	660,117
Transamerica Large Cap Value I2	525,455	6,105,786
Transamerica Mid Cap Growth I2	67,512	442,879
Transamerica Mid Cap Value I2	122,639	1,144,223
Transamerica Mid Cap Value Opps I2	74,979	762,541
Transamerica Small Cap Growth I2	123,863	732,028
Transamerica Small Cap Value I2	119,909	709,859
Transamerica Sustainable Equity Inc I2	819,048	5,110,859
Transamerica US Growth I2	216,310	4,399,749

		36,423,921

Fixed Income Funds: 30.09%
Transamerica Bond I2	564,437	4,453,407
Transamerica Core Bond I2	55,006	459,048
Transamerica Emerging Markets Debt I2	77,693	623,097
Transamerica Inflation Opps I2	119,435	1,127,466
Transamerica Intermediate Bond I2	764,994	6,517,750
Transamerica Short-Term Bond I2	243,016	2,308,648
Transamerica Total Return I2	17,767	150,359

		15,639,775

Total Investments - Unaffiliated (Cost: $63,572,668)		$52,063,696

Total Investments (Cost: $63,572,668)		$52,063,696

Net Other Assets (Liabilities): -(0.17)%		(95,508)

Net Assets: 100%		$51,968,188

INVESTMENT VALUATION:

Valuation Inputs [A]

	Level 1 -	Level 2 -	Level 3 -
	Unadjusted	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Value
ASSETS
Investments
Investments - unaffiliated	$52,063,696	$-	$-	$52,063,696

Total Investments	$52,063,696	$-	$-	$52,063,696

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

[A]	There were no transfers in or out of Level 3 during the period ended September 30, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Fortune V Separate Account	3	Semi-Annual Report 2022

Fortune V Separate Account - Universal VIA Growth Allocation

SCHEDULE OF INVESTMENTS

At September 30, 2022

	Shares	Value
INVESTMENTS - UNAFFILIATED: 100.00%
Equity Funds: 100.20%
Transamerica Capital Growth I2	343,721	$2,038,263
Transamerica Emerging Markets Opps I2	368,006	2,542,921
Transamerica Energy Infrastructure I2	279,828	1,813,287
Transamerica Global Alloc Liquid Trust	25	68
Transamerica International Equity I2	281,145	4,264,968
Transamerica International Growth I2	436,545	2,872,464
Transamerica International Sm Cp Val I2	89,121	940,232
Transamerica International Stock I2	16,241	134,153
Transamerica Large Cap Value I2	471,157	5,474,847
Transamerica Mid Cap Growth I2	43,637	286,256
Transamerica Mid Cap Value I2	135,721	1,266,280
Transamerica Mid Cap Value Opps I2	89,343	908,618
Transamerica Small Cap Growth I2	146,554	866,137
Transamerica Small Cap Value I2	88,689	525,037
Transamerica Sustainable Equity Inc I2	706,954	4,411,390
Transamerica US Growth I2	173,923	3,537,603

		31,882,524

Total Investments - Unaffiliated (Cost: $40,635,390)		31,882,524

Total Investments (Cost: $40,635,390)		$31,882,524

Net Other Assets (Liabilities): -(0.20)%		(63,549)

Net Assets: 100%		$31,818,975

INVESTMENT VALUATION:

Valuation Inputs [A]

	Level 1 -	Level 2 -	Level 3 -
	Unadjusted	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Value
ASSETS
Investments
Investments - unaffiliated	$31,882,524	$-	$-	$31,882,524

Total Investments	$31,882,524	$-	$-	$31,882,524

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

[A]	There were no transfers in or out of Level 3 during the period ended September 30, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Fortune V Separate Account	4	Semi-Annual Report 2022

Fortune V Separate Account - Universal VIA International Mod Growth Alloc

SCHEDULE OF INVESTMENTS

At September 30, 2022

	Shares	Value
INVESTMENTS - UNAFFILIATED: 100.00%
Equity Funds: 99.84%
Transamerica Emerging Markets Opps I2	159,099	1,099,373
Transamerica Global Alloc Liquid Trust	8	22
Transamerica International Equity I2	88,613	1,344,265
Transamerica International Growth I2	221,066	1,454,616
Transamerica International Sm Cp Val I2	90,416	953,891
Transamerica International Stock I2	4,655	38,452

		4,890,619

Money Market Fund: 0.48%
Transamerica Government Money Market I2	23,505	23,505

		23,505

Total Investment Companies (Cost: $6,228,977)		$4,914,124

Total Investments (Cost: $6,228,977)		$4,914,124

Net Other Assets (Liabilities): -(0.32)%		(15,460)

Net Assets: 100%		$4,898,664

INVESTMENT VALUATION:

Valuation Inputs [A]

	Level 1 -	Level 2 -	Level 3 -
	Unadjusted	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Value
ASSETS
Investments
Investments - unaffiliated	$4,914,124	$-	$-	$4,914,124

Total Investments	$4,914,124	$-	$-	$4,914,124

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

[A]	There were no transfers in or out of Level 3 during the period ended September 30, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Fortune V Separate Account	5	Semi-Annual Report 2022

Fortune V Separate Account - Universal Money Market

SCHEDULE OF INVESTMENTS

At September 30, 2022

	Shares	Value
INVESTMENTS - UNAFFILIATED: 100.00%

Money Market Fund: 100.32%
Transamerica Government Money Market I2	3,295,700	3,295,700

		3,295,700

Total Investments - Unaffiliated (Cost: $3,295,701)		$3,295,700

Total Investments (Cost: $3,295,701)		$3,295,700

Net Other Assets (Liabilities): -(0.32)%		(10,654)

Net Assets: 100%		$3,285,046

INVESTMENT VALUATION:

Valuation Inputs [A]

	Level 1 -	Level 2 -	Level 3 -
	Unadjusted	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Value
ASSETS
Investments
Investments - unaffiliated	$3,295,700	$-	$-	$3,295,700

Total Investments	$3,295,700	$-	$-	$3,295,700

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

[A]

There were no transfers in or out of Level 3 during the period ended September 30, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Fortune V Separate Account	6	Semi-Annual Report 2022